Segmental analysis	6 Months Ended
Jun. 30, 2025
Reportable Segments [Abstract]
Segmental analysis	2. Segmental analyses
New measure in 2025
As the Chief Operating Decision Maker, the Management Board (from 1 January 2025) assesses the performance of the Group by reviewing adjusted profit from operations as adjusted for Canada using the prior year translational exchange rate (constant rate)
to evaluate segment performance and allocate resources to the overall business on a regional basis.
This new measure, being adjusted profit from operations as adjusted for Canada, at constant rates, recognises a charge calculated in line with the Approved Plans – based on a percentage of Imperial Tobacco Canada Limited's and Imperial Tobacco
Company Limited's (together ITCAN) adjusted profit from operations from all sources in Canada, excluding New Categories. This charge will continue until the aggregate settlement amount is paid. This is reflected in the adjusted performance of the Group and is referred to as “as adjusted for Canada”. This approach presents the economic delivery from the AME region in a manner comparable to that of the other regions in the Group.
Due to the uncertain nature of the timing of the implementation of the settlement on the Group’s 2025 results, for the purposes of 2025 versus 2024 this charge is 100% of the adjusted profit from operations from all sources in Canada, excluding New
Categories.
From 2026 (assuming the Approved Plans as sanctioned by the Court on 6 March 2025 have been implemented in 2025), this charge will (following the underlying terms of the Approved Plans) be 85% of the adjusted profit from operations earned in
Canada from all sources, excluding New Categories, reducing in future periods in line with the Approved Plans.
Please refer to page 34 for a definition of Approved Plans and an update on the Canadian Litigation.
Notes to the Unaudited Interim Financial Statements (continued)
2. Segmental analyses (continued)
Revenue by segment
The following table shows 2025 revenue at 2025 rates of exchange, and 2025 revenue translated using 2024 rates of exchange.
The 2024 figures are stated at the 2024 rates of exchange.

Six months ended 30 June	2025			2024
	Reported	Exchange	Reported at CC2	Reported
Revenue[1]	£m	£m	£m	£m
U.S.	5,432	143	5,575	5,378
AME	4,281	249	4,530	4,376
APMEA	2,356	106	2,462	2,586
Total Region	12,069	498	12,567	12,340
Notes to the analysis of revenue above:
1.There are no adjusting items within revenue.
2.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
Profit from operations by segment
The following table shows 2025 profit from operations and adjusted profit from operations at 2025 rates of exchange, and 2025 adjusted profit from operations as adjusted for Canada[3] translated using 2024 rates of exchange.
The 2024 figures are stated at the 2024 rates of exchange.

Six months ended 30 June	2025
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Canada at CC2	As adj. for Canada[3] at CC2
	£m	£m	£m	£m	£m	£m	£m
Profit from Operations
U.S.	2,255	808	3,063	87	3,150	—	3,150
AME	1,969	(495)	1,474	76	1,550	(164)	1,386
APMEA	845	12	857	42	899	—	899
Total Region	5,069	325	5,394	205	5,599	(164)	5,435
Net finance costs	(969)
Associates and joint ventures	1,474
Profit before tax	5,574
Taxation	(1,009)
Profit for the period	4,565

Six months ended 30 June	2024
	Reported	Adj Items[1]	Adjusted	Adj for Canada[3]	As adjusted for Canada[3]
	£m	£m	£m	£m	£m
Profit from Operations
U.S.	1,775	1,278	3,053	—	3,053
AME	1,473	14	1,487	(232)	1,255
APMEA	1,010	14	1,024	—	1,024
Total Region	4,258	1,306	5,564	(232)	5,332
Net finance costs	(305)
Associates and joint ventures	1,647
Profit before tax	5,600
Taxation	(1,041)
Profit for the period	4,559
Notes to the analysis of profit from operations above:
1.Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
3.As adjusted for Canada excludes the performance of the Canadian business (excluding New Categories).